Variable Interest Entity - Additional Information (Detail) - USD ($) $ in Thousands	Oct. 16, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets		$ 1,490,457	$ 1,428,230	$ 532,809
Liabilities		976,773	896,162	648,145
Property and equipment, net		$ 1,478	$ 1,382	1,095
Variable Interest Entity Primary Beneficiary | AP Wireless
Variable Interest Entity [Line Items]
Limited liability company interests in servicer	100.00%
Assets				6,856
Liabilities				1,865
Cash				5,891
Property and equipment, net				457
Bonuses payable				$ 925